Contract Assets/(Liabilities) (Details) - Schedule of Contract Assets and Liabilities - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Contract Assets/(Liabilities) (Details) - Schedule of Contract Assets and Liabilities [Line Items]
Revenue recognized to date	$ 1,662,710	$ 657,531
Less: progress billings to date	(1,409,683)	(576,970)
Exchange difference contract assets	324	102
Contract assets	253,351	80,663
Contract assets, current	253,351	80,663
Contract assets, non-current
Billings in advance of performance obligation under contracts	11,431	14,383
Balance at beginning of the year ended June 30	14,383
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	11,431	14,383
Balance at end of the year ended June 30	11,431	14,383
Cost to Cost Method [Member]
Contract Assets/(Liabilities) (Details) - Schedule of Contract Assets and Liabilities [Line Items]
Billings in advance of performance obligation under contracts	11,416	14,365
Balance at beginning of the year ended June 30	14,383	37,356
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(14,401)	(37,404)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	11,416	14,365
Exchange difference contract liabilities	33	66
Balance at end of the year ended June 30	$ 11,431	$ 14,383